Pension Schemes - Summary of Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Equities	£ 1,395	£ 1,591
Government bonds	1,616	1,494
Corporate bonds	622	527
Property funds and ground leases	620	487
Structured debt and direct lending	253	162
Cash and cash equivalents	64	84
Other	31	22
Total	4,601	4,367
UK [member]
Disclosure of fair value of plan assets [line items]
Equities	1,252	1,261
Government bonds	1,395	1,390
Property funds and ground leases	620	487
Structured debt and direct lending	253	162
Cash and cash equivalents	46	69
Other	23	21
Total	3,589	3,390
US [member]
Disclosure of fair value of plan assets [line items]
Equities	143	330
Government bonds	221	104
Corporate bonds	622	527
Cash and cash equivalents	18	15
Other	8	1
Total	£ 1,012	£ 977